CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash, cash equivalents and restricted cash	$ 4,271		$ 4,864	$ 3,204		$ 3,128	$ 4,061
Accounts receivable, net of allowance for credit losses of $34 and $44	3,617		3,176			5,040
Inventory, net	2,346		3,238			3,535
Prepaid expenses and other current assets	3,106		2,233			1,975
Total current assets	13,340		13,511			13,678
Property and equipment, net	35		21			21
Other assets	83
Total assets	13,458		13,532			13,847
Current liabilities
Accounts payable	3,965		5,656			4,735
Accrued expenses and other current liabilities	5,304		5,365			9,229
Convertible debt	6,199					5,000
Other current debt	1,402		5,764
Current accrued interest	14		783			1,152
Deferred revenue, current portion	2,681		3,324			2,754
Total current liabilities	19,565		20,892			29,887
Convertible debt, noncurrent	3,361					5,000
Other noncurrent debt	7,711		6,191			2,053
Noncurrent accrued interest	2,186		819			138
Deferred revenue, net of current portion	320		318			288
Total liabilities	33,143		28,220			37,366
Commitments and contingencies (Note 11)
Stockholders' deficit:
Common stock, $0.00001 par value; 100,000,000 shares authorized as of September 30, 2025; 26,482,448 and 22,849,378 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	288,634		275,383			138,878
Accumulated other comprehensive income	184		329			228
Accumulated deficit	(308,503)		(290,400)			(269,577)
Total stockholders' deficit	(19,685)	$ (22,296)	(14,688)	$ (96,612)	$ (140,003)	(130,471)	$ (111,600)
Total liabilities and stockholders' deficit	$ 13,458		$ 13,532			$ 13,847